UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:    ______________

 Central Index Key Number of securitizer:   ______________

_________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [  ]
 X             Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:    0001733536
Central Index Key Number of sponsor:    N/A

Mello Mortgage Capital Acceptance 2018-MTG1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):    0001735114
Central Index Key Number of underwriter (if applicable):    N/A

Peter Macdonald, General Counsel, (949) 470-6237
 Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.                           Exhibits
99.1            Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants LLC

Schedule 1 – Narrative
Schedule 2 – Agency Grading Summary
Schedule 3 – Data Compare
Schedule 4 – Exception Report
Schedule 5 – QM Report
Schedule 6 – S&P Valuation

99.2            Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Rating Agency ATR QM Data Fields
Schedule 5 – Valuations Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: March 23, 2018
LDPMF LLC (Securitizer)

By: /s/ Bryan Sullivan
Name: Bryan Sullivan Title: Treasurer

EXHIBIT INDEX
Exhibit Number

99.1     Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants LLC

Schedule 1 – Narrative
Schedule 2 – Agency Grading Summary
Schedule 3 – Data Compare
Schedule 4 – Exception Report
Schedule 5 – QM Report
Schedule 6 – S&P Valuation

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Rating Agency ATR QM Data Fields
Schedule 5 – Valuations Summary